SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Policies)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, these financial statements do not include all of the information and footnotes required for complete financial statements and should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021 filed with the SEC on March 23, 2022.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair presentation of the Company’s unaudited condensed consolidated financial position as of March 31, 2022, its consolidated results of operations for the three months ended March 31, 2022, cash flows for the three months ended March 31, 2022 and change in equity for the three months ended March 31, 2022, as applicable, have been made. Operating results for the three months ended March 31, 2022 are not necessarily indicative of the operating results that may be expected for the year ending December 31, 2021 or any future periods.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

There were two customers who represent 98% of the Company’s total revenue for the three months ended March 31, 2021. There were three customers who represent 97% of the Company’s total revenue for the three months ended March 31, 2022.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable, net:

	March 31, 2022	December 31, 2021

Percentage of the Company’s accounts receivable
Customer A	22.01%	16.37%
Customer B	56.98%	59.53%
Customer C	20.75%	16.30%
	99.74%	92.20%

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers.”

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

•	Step 1: Identify the contract(s) with a customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligation in the contract

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company considered revenue is recognized when (or as) the Company satisfies performance obligations by transferring promised goods or services to its customers. Revenue is measured at the transaction price which is based on the amount of consideration that the Company expects to receive in exchange for transferring the promised goods or services to its customers. Contracts with customers are comprised of invoices and written contracts.

The Company does not have arrangements for returns from customers and does not have any future obligations directly or indirectly related to services resale by customers. The Company has no sales incentive programs.

The Company provides goods, maintenance service warranties for the goods sold with a period varying from 18 months to 72 months, a majority of which are 18 months, and exclusive sales agency license to its customers. For performance obligation related to providing products, the Company expects to recognize the revenue according to the delivery of products. For performance obligation related to maintenance service warranties, the Company expects to recognize the revenue on a ratable basis using a time-based output method. The performance obligations are typically satisfied as services are rendered on a straight-line basis over the contract term, which is generally for 18 months as a majority of the maintenance service warranties periods provided are 18 months. For performance obligation related to exclusive agency license, the Company recognizes the revenue ratably upon the satisfaction over the estimated economic life of the license.

The Company does not have amounts of contract assets since revenue is recognized as control of goods is transferred. The contract liabilities consist of advance payments from customers and deferred revenue. Advance payments from customers are expected to be recognized as revenue within 12 months. Deferred revenue is expected to be recognized as revenue within 12 months.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The FASB issued several updates during the period, none of these standards are either applicable to the Company or require adoption at a future date and none are expected to have a material impact on the consolidated financial statements upon adoption.